Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of property plant and equipment depreciation rate
Rate of depreciation	%

Laboratory equipment	15
Furniture and equipment	7-15
Computers	33
Vehicle	15